Equity	12 Months Ended
Dec. 31, 2019
Equity
Equity

19.         Equity

(i)	As at December 31, 2019, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2018: 500 million common shares).
(ii)	During the year ended December 31, 2019, 11,715,338 common shares were repurchased at a total cost of US$26,080,876.
(iii)	During the year ended December 31, 2019, the Company distributed quarterly dividends of US$0.05 per common share to common shareholders amounting to a total of US$23,460,775.

All other equity transactions have been disclosed in consolidated statement of changes in shareholders' equity.